JPMorgan International Value ETF
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.5%
Australia — 3.0%
AGL Energy Ltd.	120,010	747,914
BHP Group Ltd.	203,541	5,140,476
Fortescue Ltd.	106,184	1,201,394
Perseus Mining Ltd.	617,992	1,290,187
QBE Insurance Group Ltd.	81,285	1,205,800
Rio Tinto plc	67,313	4,009,124
Ventia Services Group Pty. Ltd.	350,700	1,167,757
Yancoal Australia Ltd. (a)	205,648	830,561
		15,593,213
Austria — 1.2%
BAWAG Group AG (b)	7,654	965,993
Erste Group Bank AG	21,140	1,933,125
OMV AG	23,099	1,176,395
Telekom Austria AG	94,492	1,002,859
Vienna Insurance Group AG Wiener Versicherung Gruppe	22,207	1,171,746
		6,250,118
Belgium — 1.1%
Ageas SA	20,097	1,366,442
Deme Group NV	4,685	701,200
KBC Group NV	15,447	1,611,184
Proximus SADP	88,618	736,304
Umicore SA	70,487	1,113,961
		5,529,091
Brazil — 1.9%
Banco do Brasil SA	253,723	896,258
Cia Energetica de Minas Gerais (Preference)	553,506	1,012,207
Gerdau SA (Preference)	280,791	842,942
Lojas Renner SA	288,608	834,969
Marcopolo SA (Preference)	612,623	902,598
Petroleo Brasileiro SA (Preference)	481,615	2,799,612
TIM SA	245,810	905,619
Vale SA	200,809	1,911,066
		10,105,271
Burkina Faso — 0.2%
IAMGOLD Corp. *	173,854	1,174,418
Canada — 4.1%
Air Canada *	71,410	994,669
Bank of Nova Scotia (The)	52,039	2,895,270
Canadian Imperial Bank of Commerce	41,280	2,950,316
Canadian Natural Resources Ltd.	46,974	1,486,922
Dundee Precious Metals, Inc.	90,627	1,465,102
EQB, Inc.	11,842	880,287
Fairfax Financial Holdings Ltd.	872	1,542,337
First Capital REIT, REIT	48,601	652,059
Manulife Financial Corp.	94,498	2,923,737
NuVista Energy Ltd. *	106,801	1,128,440

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Canada — continued
Russel Metals, Inc.	32,102	1,028,209
Suncor Energy, Inc.	44,857	1,769,223
Whitecap Resources, Inc. (a)	196,959	1,486,859
		21,203,430
China — 8.6%
Agricultural Bank of China Ltd., Class H	2,280,000	1,493,665
Alibaba Group Holding Ltd.	392,100	5,895,137
BOC Hong Kong Holdings Ltd.	252,500	1,133,790
China Coal Energy Co. Ltd., Class H	947,000	1,163,587
China Communications Services Corp. Ltd., Class H	1,790,000	1,042,566
China Construction Bank Corp., Class H	2,713,000	2,774,866
China Feihe Ltd. (b)	1,427,000	848,353
China Hongqiao Group Ltd.	626,000	1,651,324
China Merchants Bank Co. Ltd., Class H	200,000	1,297,829
China Pacific Insurance Group Co. Ltd., Class H	452,200	1,821,199
China Resources Pharmaceutical Group Ltd. (b)	1,174,500	820,182
CMOC Group Ltd., Class H	1,194,000	1,355,350
Geely Automobile Holdings Ltd.	592,000	1,327,867
Gree Electric Appliances, Inc. of Zhuhai, Class A	194,700	1,230,488
Huayu Automotive Systems Co. Ltd., Class A	394,200	958,708
Industrial & Commercial Bank of China Ltd., Class H	2,051,000	1,571,528
JD.com, Inc., Class A	142,850	2,251,594
Kunlun Energy Co. Ltd.	1,188,000	1,144,461
Lenovo Group Ltd.	864,000	1,107,864
Livzon Pharmaceutical Group, Inc., Class H	271,600	1,300,067
People's Insurance Co. Group of China Ltd. (The), Class H	2,441,000	1,875,343
PetroChina Co. Ltd., Class H	1,892,000	1,848,922
PICC Property & Casualty Co. Ltd., Class H	604,000	1,253,652
Ping An Insurance Group Co. of China Ltd., Class H	312,500	2,145,426
Sinotruk Hong Kong Ltd.	394,000	1,200,736
Vipshop Holdings Ltd., ADR	79,350	1,197,392
Weichai Power Co. Ltd., Class H	450,000	953,940
Xtep International Holdings Ltd.	1,085,500	777,175
Yangzijiang Shipbuilding Holdings Ltd.	601,000	1,178,819
		44,621,830
Denmark — 1.0%
Danske Bank A/S	48,758	1,934,302
H Lundbeck A/S	227,523	1,185,340
ISS A/S	33,006	948,802
Sydbank A/S	14,105	1,045,000
		5,113,444
Finland — 0.7%
Nokia OYJ	346,049	1,410,271
Nordea Bank Abp	169,199	2,468,916
		3,879,187

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — 5.5%
AXA SA	76,995	3,739,586
Ayvens SA (b)	77,778	835,764
BNP Paribas SA	43,605	3,975,829
Cie Generale des Etablissements Michelin SCA	43,560	1,549,713
Covivio SA, REIT	13,981	905,156
Credit Agricole SA	77,849	1,432,774
Eiffage SA	10,352	1,389,605
Engie SA	102,602	2,306,312
Forvia SE *	41,901	532,698
IPSOS SA	16,239	729,170
Orange SA	114,937	1,748,316
Societe Generale SA	41,425	2,644,099
TotalEnergies SE	81,909	4,870,760
Vallourec SACA	42,738	798,734
Vicat SACA	16,786	1,087,125
		28,545,641
Georgia — 0.2%
Lion Finance Group plc	11,239	1,126,758
Germany — 7.0%
Allianz SE (Registered)	15,259	6,030,022
Bayer AG (Registered)	57,249	1,780,544
Bayerische Motoren Werke AG	10,238	974,161
Bilfinger SE	11,386	1,224,967
Commerzbank AG	52,858	1,927,513
Continental AG	12,190	1,041,156
Deutsche Bank AG (Registered)	89,058	2,933,262
Deutsche Telekom AG (Registered)	121,923	4,372,881
E.ON SE	86,388	1,575,998
Freenet AG	23,846	773,394
Fresenius SE & Co. KGaA	32,541	1,553,204
Heidelberg Materials AG	4,552	1,050,122
Hornbach Holding AG & Co. KGaA	7,651	899,634
Mercedes-Benz Group AG	37,248	2,108,992
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	5,701	3,732,280
ProSiebenSat.1 Media SE	98,553	898,320
SAF-Holland SE	38,980	703,166
Volkswagen AG (Preference)	12,599	1,317,425
Vonovia SE	42,758	1,327,020
		36,224,061
Greece — 0.6%
Eurobank Ergasias Services and Holdings SA	245,689	901,769
Hellenic Telecommunications Organization SA	54,745	993,352
National Bank of Greece SA	82,914	1,156,531
		3,051,652
Guatemala — 0.3%
Millicom International Cellular SA	31,946	1,282,632

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — 1.7%
Cathay Pacific Airways Ltd.	600,000	891,790
CK Asset Holdings Ltd.	231,500	1,060,780
Hysan Development Co. Ltd.	403,000	801,911
Kerry Properties Ltd.	426,000	1,137,464
Prudential plc	152,166	1,930,406
Swire Properties Ltd.	327,200	876,965
United Laboratories International Holdings Ltd. (The)	626,000	1,173,470
WH Group Ltd. (b)	1,046,500	1,047,691
		8,920,477
Hungary — 0.8%
MOL Hungarian Oil & Gas plc	135,134	1,174,115
OTP Bank Nyrt.	21,326	1,730,518
Richter Gedeon Nyrt.	37,559	1,127,350
		4,031,983
India — 2.1%
Bank of Baroda	352,858	953,452
Bharat Petroleum Corp. Ltd.	322,075	1,203,574
Canara Bank	755,177	919,033
Coal India Ltd.	276,459	1,182,262
GAIL India Ltd.	377,698	760,839
Mahanagar Gas Ltd. (b)	45,406	699,338
National Aluminium Co. Ltd.	461,048	967,095
NMDC Ltd.	1,195,635	960,988
Petronet LNG Ltd.	245,463	804,738
Sun TV Network Ltd.	91,375	584,773
Tata Motors Ltd.	142,923	1,080,308
Vedanta Ltd.	195,071	942,069
		11,058,469
Indonesia — 1.2%
Astra International Tbk. PT	4,154,500	1,284,241
Bank Mandiri Persero Tbk. PT	3,359,500	914,560
First Pacific Co. Ltd.	954,000	750,632
Indofood Sukses Makmur Tbk. PT	2,090,000	1,079,183
Telkom Indonesia Persero Tbk. PT	6,119,400	1,074,536
United Tractors Tbk. PT	796,700	1,167,419
		6,270,571
Ireland — 1.6%
AerCap Holdings NV	13,252	1,421,277
AIB Group plc	173,146	1,365,889
Bank of Ireland Group plc	87,886	1,178,550
Cairn Homes plc	384,452	956,446
Glanbia plc	81,926	1,190,376
Glenveagh Properties plc * (b)	434,251	926,200
Greencore Group plc	350,852	1,190,816
		8,229,554

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Italy — 3.6%
Azimut Holding SpA	33,297	1,131,849
Banca Monte dei Paschi di Siena SpA	104,389	888,708
Banco BPM SpA	118,061	1,505,652
BFF Bank SpA * (b)	57,449	682,046
BPER Banca SpA	160,495	1,579,355
Danieli & C Officine Meccaniche SpA	34,498	1,121,596
Enel SpA	344,401	3,037,029
Intesa Sanpaolo SpA	600,768	3,619,788
UniCredit SpA	39,111	2,877,547
Unipol Assicurazioni SpA	68,240	1,368,738
Webuild SpA	251,699	1,132,810
		18,945,118
Japan — 14.3%
Asahi Kasei Corp.	151,400	1,053,405
Cosmo Energy Holdings Co. Ltd.	16,100	714,560
Credit Saison Co. Ltd.	30,000	791,506
Dai-ichi Life Holdings, Inc.	208,000	1,645,734
ENEOS Holdings, Inc.	224,900	1,180,418
Fuji Media Holdings, Inc.	61,400	1,447,415
Hakuhodo DY Holdings, Inc.	93,300	734,219
Inpex Corp.	101,700	1,448,082
Isuzu Motors Ltd.	90,000	1,153,441
Japan Airlines Co. Ltd.	50,400	1,000,818
Japan Airport Terminal Co. Ltd.	25,100	762,278
Japan Petroleum Exploration Co. Ltd.	107,700	782,190
Kamigumi Co. Ltd.	31,700	890,880
Kandenko Co. Ltd.	45,200	1,070,744
Kansai Paint Co. Ltd.	54,400	770,299
KDDI Corp.	151,900	2,492,924
Komatsu Ltd.	62,200	2,003,953
Kyocera Corp.	122,400	1,444,855
Marubeni Corp.	90,100	1,844,685
Mitsubishi UFJ Financial Group, Inc.	421,100	5,803,924
Mitsui & Co. Ltd.	118,400	2,410,227
Mizuho Financial Group, Inc.	103,000	3,021,161
Modec, Inc.	30,300	1,290,953
MS&AD Insurance Group Holdings, Inc.	80,500	1,719,970
Nippon Yusen KK	42,600	1,493,973
Niterra Co. Ltd.	30,100	1,037,659
Nomura Holdings, Inc.	259,800	1,716,316
Nomura Real Estate Holdings, Inc.	149,000	825,701
Open House Group Co. Ltd.	21,100	933,051
ORIX Corp.	86,200	1,936,314
Osaka Gas Co. Ltd.	31,900	807,113
Panasonic Holdings Corp.	149,900	1,417,952
Sankyo Co. Ltd.	76,600	1,429,379
SBI Holdings, Inc.	35,800	1,329,894

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Sojitz Corp.	30,400	723,516
Sompo Holdings, Inc.	44,100	1,300,379
Sumitomo Corp.	67,000	1,712,505
Sumitomo Electric Industries Ltd.	90,200	2,238,286
Sumitomo Mitsui Financial Group, Inc.	150,000	3,783,992
Sumitomo Realty & Development Co. Ltd.	44,000	1,607,283
Sumitomo Rubber Industries Ltd.	60,100	686,911
T&D Holdings, Inc.	46,900	1,145,239
Takeda Pharmaceutical Co. Ltd.	59,400	1,631,706
TBS Holdings, Inc.	28,000	921,036
Tokyo Gas Co. Ltd.	20,800	696,563
Tokyo Tatemono Co. Ltd.	55,800	933,806
Tokyu Fudosan Holdings Corp.	133,100	938,575
Toyo Tire Corp.	43,400	919,258
Toyota Motor Corp.	64,600	1,149,080
Toyota Tsusho Corp.	65,300	1,496,567
Tsubakimoto Chain Co.	75,000	1,052,687
UACJ Corp.	29,700	1,168,752
		74,512,134
Mexico — 0.6%
Grupo Financiero Banorte SAB de CV, Class O	175,308	1,561,278
Grupo Mexico SAB de CV	218,852	1,365,316
		2,926,594
Netherlands — 3.0%
ABN AMRO Bank NV, CVA (b)	48,309	1,396,539
Aegon Ltd.	142,501	1,018,388
ASR Nederland NV	16,499	1,095,929
Eurocommercial Properties NV, REIT	23,705	723,549
Havas NV	478,338	768,368
Heineken Holding NV	21,312	1,438,372
ING Groep NV	138,467	3,227,035
Koninklijke BAM Groep NV	130,189	1,136,582
Koninklijke Heijmans N.V., CVA	21,002	1,338,600
NN Group NV	25,630	1,725,814
OCI NV	87,799	731,314
SBM Offshore NV	35,691	930,795
		15,531,285
Norway — 1.1%
Aker Solutions ASA	284,550	841,614
DNB Bank ASA	61,419	1,553,885
Equinor ASA	68,450	1,758,315
Telenor ASA	85,346	1,309,285
		5,463,099
Peru — 0.2%
Hochschild Mining plc	276,749	1,017,073

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Poland — 0.3%
ORLEN SA	65,691	1,462,840
Portugal — 0.3%
Banco Comercial Portugues SA, Class R	1,246,978	1,023,951
NOS SGPS SA	185,274	763,723
		1,787,674
Qatar — 0.2%
Ooredoo QPSC	286,675	1,059,432
Singapore — 0.7%
Oversea-Chinese Banking Corp. Ltd.	148,800	1,928,324
United Overseas Bank Ltd.	62,100	1,725,308
		3,653,632
South Africa — 0.9%
Absa Group Ltd.	107,349	1,059,624
Anglo American plc	63,131	1,776,387
Kumba Iron Ore Ltd.	44,804	740,869
Nedbank Group Ltd.	76,212	1,039,952
		4,616,832
South Korea — 5.8%
BGF retail Co. Ltd.	9,024	730,975
DB Insurance Co. Ltd.	14,526	1,335,151
Hankook Tire & Technology Co. Ltd.	25,380	809,551
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	4,074	1,046,945
HMM Co. Ltd.	55,067	925,829
Hyundai Glovis Co. Ltd.	13,948	1,473,371
Hyundai Mobis Co. Ltd.	7,447	1,571,465
Industrial Bank of Korea	62,578	873,054
JB Financial Group Co. Ltd.	68,869	1,143,028
KB Financial Group, Inc.	22,237	1,766,690
Kia Corp.	19,201	1,404,952
Korean Air Lines Co. Ltd.	64,051	1,084,408
KT Corp.	19,743	783,400
LG Uplus Corp.	109,345	1,151,031
Samsung Electronics Co. Ltd.	151,089	7,700,096
Samsung Fire & Marine Insurance Co. Ltd.	5,093	1,607,807
Samsung Securities Co. Ltd.	20,833	1,056,118
SK Hynix, Inc.	14,595	2,828,744
SK Telecom Co. Ltd.	27,448	1,108,666
		30,401,281
Spain — 3.0%
Banco Bilbao Vizcaya Argentaria SA	251,863	4,200,639
Banco de Sabadell SA	446,567	1,648,236
Banco Santander SA	520,004	4,467,246
CaixaBank SA	221,417	2,083,160
Grupo Catalana Occidente SA	14,412	804,257

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Spain — continued
Tecnicas Reunidas SA *	55,950	1,377,873
Unicaja Banco SA (b)	409,012	1,074,638
		15,656,049
Sweden — 2.1%
Ambea AB (b)	89,697	1,128,435
Betsson AB, Class B	58,521	990,900
Dometic Group AB (c)	87,682	442,919
Loomis AB	19,938	788,335
Modern Times Group MTG AB, Class B *	68,710	706,379
NCC AB, Class B	45,300	857,768
Skandinaviska Enskilda Banken AB, Class A	102,463	1,792,338
Svenska Handelsbanken AB, Class A	94,220	1,148,012
Swedbank AB, Class A	63,308	1,685,769
Tele2 AB, Class B	89,698	1,386,294
		10,927,149
Switzerland — 0.3%
Aryzta AG *	7,769	729,144
Avolta AG	15,749	818,689
		1,547,833
Taiwan — 1.6%
Arcadyan Technology Corp.	145,000	1,071,540
ASE Technology Holding Co. Ltd.	284,000	1,377,227
Compal Electronics, Inc.	1,183,000	1,157,688
Compeq Manufacturing Co. Ltd.	477,000	1,036,722
Eva Airways Corp.	751,000	946,936
Genius Electronic Optical Co. Ltd.	57,000	820,903
Largan Precision Co. Ltd.	14,000	1,098,064
Zhen Ding Technology Holding Ltd.	219,000	913,377
		8,422,457
Thailand — 0.5%
Krung Thai Bank PCL, NVDR	1,979,100	1,330,632
PTT Exploration & Production PCL, NVDR	375,300	1,444,804
		2,775,436
Turkey — 0.7%
BIM Birlesik Magazalar A/S	74,405	972,339
Ford Otomotiv Sanayi A/S	436,106	1,020,788
Turkcell Iletisim Hizmetleri A/S	375,958	861,917
Turkiye Garanti Bankasi A/S	224,731	787,889
		3,642,933
United Arab Emirates — 0.8%
Dubai Islamic Bank PJSC	233,343	632,841
Emaar Properties PJSC	551,551	2,284,140
Emirates NBD Bank PJSC	167,676	1,221,147
		4,138,128

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — 9.0%
3i Group plc	30,287	1,654,947
Balfour Beatty plc	137,549	982,994
Barclays plc	642,884	3,142,430
Beazley plc	78,600	926,123
Bellway plc	20,433	668,731
British American Tobacco plc	83,345	4,465,405
Centrica plc	570,149	1,239,364
Currys plc *	734,094	1,094,544
Drax Group plc	104,542	976,375
easyJet plc	115,992	752,123
HSBC Holdings plc	656,392	7,996,806
Imperial Brands plc	51,448	2,005,412
International Consolidated Airlines Group SA	224,234	1,120,406
Investec plc	134,696	998,831
ITV plc	765,152	829,954
JET2 plc	33,899	726,095
Johnson Matthey plc	30,851	718,853
Just Group plc	411,316	1,146,162
Keller Group plc	29,255	510,982
Kier Group plc	396,900	1,037,538
Lancashire Holdings Ltd.	106,642	881,638
Lloyds Banking Group plc	2,875,647	2,948,828
Marks & Spencer Group plc	168,298	772,924
Morgan Sindall Group plc	16,361	992,609
NatWest Group plc	339,588	2,357,278
Paragon Banking Group plc	86,238	1,028,430
Serco Group plc	330,159	909,741
SSE plc	31,077	761,767
Standard Chartered plc	126,621	2,269,932
TP ICAP Group plc	233,999	944,605
		46,861,827
United States — 5.7%
Bausch Health Cos., Inc. *	99,168	584,730
Buzzi SpA	15,900	830,292
Carnival plc *	29,675	807,486
GSK plc	191,679	3,525,743
Novartis AG (Registered)	39,466	4,494,668
Roche Holding AG	26,981	8,420,042
Shell plc	233,278	8,382,408
Swiss Re AG	14,700	2,631,321
		29,676,690
Total Common Stocks (Cost $458,597,296)		507,237,296
Short-Term Investments — 2.5%
Investment Companies — 2.2%
JPMorgan Prime Money Market Fund Class IM Shares, 4.37% (d) (e) (Cost $11,585,300)	11,583,751	11,584,910

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.3%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (d) (e)(Cost $1,535,653)	1,535,653	1,535,653
Total Short-Term Investments (Cost $13,120,953)		13,120,563
Total Investments — 100.0% (Cost $471,718,249)		520,357,859
Other Assets in Excess of Liabilities — 0.0% ^		86,120
NET ASSETS — 100.0%		520,443,979

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Dutch Certificate)
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2025. The total value of securities on loan at July 31, 2025 is $1,425,063.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of July 31, 2025.

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	24.6%
Insurance	9.8
Oil, Gas & Consumable Fuels	7.9
Metals & Mining	5.6
Pharmaceuticals	5.0
Diversified Telecommunication Services	2.9
Construction & Engineering	2.6
Automobile Components	2.4
Real Estate Management & Development	2.3
Capital Markets	2.3
Automobiles	2.2
Trading Companies & Distributors	2.0
Technology Hardware, Storage & Peripherals	1.9
Machinery	1.8
Broadline Retail	1.8
Wireless Telecommunication Services	1.7
Passenger Airlines	1.4
Media	1.3
Food Products	1.3
Tobacco	1.2
Household Durables	1.2
Multi-Utilities	1.1
Electronic Equipment, Instruments & Components	1.0
Energy Equipment & Services	1.0
Others (each less than 1.0%)	11.2
Short-Term Investments	2.5

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$15,593,213	$—	$15,593,213
Austria	1,002,859	5,247,259	—	6,250,118
Belgium	—	5,529,091	—	5,529,091
Brazil	10,105,271	—	—	10,105,271
Burkina Faso	1,174,418	—	—	1,174,418
Canada	21,203,430	—	—	21,203,430
China	1,197,392	43,424,438	—	44,621,830
Denmark	—	5,113,444	—	5,113,444

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Finland	$—	$3,879,187	$—	$3,879,187
France	—	28,545,641	—	28,545,641
Georgia	—	1,126,758	—	1,126,758
Germany	—	36,224,061	—	36,224,061
Greece	993,352	2,058,300	—	3,051,652
Guatemala	1,282,632	—	—	1,282,632
Hong Kong	—	8,920,477	—	8,920,477
Hungary	1,127,350	2,904,633	—	4,031,983
India	—	11,058,469	—	11,058,469
Indonesia	—	6,270,571	—	6,270,571
Ireland	3,568,539	4,661,015	—	8,229,554
Italy	—	18,945,118	—	18,945,118
Japan	—	74,512,134	—	74,512,134
Mexico	2,926,594	—	—	2,926,594
Netherlands	—	15,531,285	—	15,531,285
Norway	—	5,463,099	—	5,463,099
Peru	—	1,017,073	—	1,017,073
Poland	—	1,462,840	—	1,462,840
Portugal	—	1,787,674	—	1,787,674
Qatar	—	1,059,432	—	1,059,432
Singapore	—	3,653,632	—	3,653,632
South Africa	1,780,821	2,836,011	—	4,616,832
South Korea	—	30,401,281	—	30,401,281
Spain	804,257	14,851,792	—	15,656,049
Sweden	—	10,927,149	—	10,927,149
Switzerland	—	1,547,833	—	1,547,833
Taiwan	—	8,422,457	—	8,422,457
Thailand	—	2,775,436	—	2,775,436
Turkey	972,339	2,670,594	—	3,642,933
United Arab Emirates	1,221,147	2,916,981	—	4,138,128
United Kingdom	4,121,175	42,740,652	—	46,861,827
United States	584,730	29,091,960	—	29,676,690
Total Common Stocks	54,066,306	453,170,990	—	507,237,296
Short-Term Investments
Investment Companies	11,584,910	—	—	11,584,910
Investment of Cash Collateral from Securities Loaned	1,535,653	—	—	1,535,653
Total Short-Term Investments	13,120,563	—	—	13,120,563
Total Investments in Securities	$67,186,869	$453,170,990	$—	$520,357,859
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan International Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.37% (a) (b)	$1,798,145	$83,817,790	$74,029,117	$(1,513)	$(395)	$11,584,910	11,583,751	$174,971	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (a) (b)	—	8,608,234	7,072,581	—	—	1,535,653	1,535,653	16,754	—
Total	$1,798,145	$92,426,024	$81,101,698	$(1,513)	$(395)	$13,120,563		$191,725	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.